UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Global Balanced Fund

July 31, 2010

1.804837.106

GBL-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 57.3%
	Shares	Value
Australia - 2.1%
AMP Ltd.	139,703	$ 669,974
BHP Billiton Ltd.	41,534	1,507,946
Coca-Cola Amatil Ltd.	70,457	731,247
Commonwealth Bank of Australia	26,192	1,245,663
Computershare Ltd.	60,896	557,079
Crown Ltd.	7,299	52,572
CSL Ltd.	18,291	548,487
Fosters Group Ltd.	97,800	509,727
Harvey Norman Holdings Ltd.	79,035	250,302
Macquarie Group Ltd.	18,947	637,764
Metcash Ltd.	43,167	173,815
National Australia Bank Ltd.	42,045	956,056
QBE Insurance Group Ltd.	22,359	337,867
Ramsay Health Care Ltd.	44,875	574,157
Rio Tinto Ltd.	9,490	606,330
Wesfarmers Ltd.	26,990	759,277
Woolworths Ltd.	29,092	678,893
TOTAL AUSTRALIA		10,797,156
Austria - 0.1%
Erste Bank AG	10,400	417,421
Zumtobel AG	9,300	176,181
TOTAL AUSTRIA		593,602
Bailiwick of Jersey - 0.3%
Experian PLC	68,500	674,157
Randgold Resources Ltd. sponsored ADR	3,500	314,580
Shire PLC	30,757	703,173
TOTAL BAILIWICK OF JERSEY		1,691,910
Belgium - 0.5%
Ageas	193,600	533,170
Anheuser-Busch InBev SA NV	24,707	1,308,523
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	36
Umicore SA	18,852	635,891
TOTAL BELGIUM		2,477,620
Bermuda - 0.2%
Huabao International Holdings Ltd.	203,000	261,868
Li & Fung Ltd.	118,000	540,818
Noble Group Ltd.	185,454	225,016
TOTAL BERMUDA		1,027,702
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.0%
Playtech Ltd.	10,606	$ 73,607
Canada - 3.7%
Agnico-Eagle Mines Ltd. (Canada)	1,500	83,803
Agrium, Inc.	1,500	94,411
ARC Energy Trust unit	1,000	19,388
Astral Media, Inc. Class A (non-vtg.)	1,300	46,059
Bank of Montreal	7,800	477,052
Bank of Nova Scotia	10,900	547,041
Barrick Gold Corp.	10,300	423,443
Baytex Energy Trust	4,800	151,758
BCE, Inc.	11,600	354,901
Biovail Corp.	20,800	454,263
Bombardier, Inc. Class B (sub. vtg.)	18,000	81,599
Brookfield Asset Management, Inc. Class A	6,700	168,030
Brookfield Properties Corp.	6,800	102,534
Canadian Imperial Bank of Commerce	6,100	418,950
Canadian National Railway Co.	11,500	723,484
Canadian Natural Resources Ltd.	8,200	282,387
Cenovus Energy, Inc.	9,500	267,547
CGI Group, Inc. Class A (sub. vtg.) (a)	16,300	233,095
Contrans Group, Inc. Class A	48,400	421,402
Crescent Point Energy Corp.	6,900	254,332
Detour Gold Corp. (a)	15,200	354,290
Dollarama, Inc.	16,800	419,367
Dollarama, Inc. (g)	11,200	279,578
Dorel Industries, Inc. Class B (sub. vtg.)	3,500	118,386
Eldorado Gold Corp.	18,300	297,300
Enbridge, Inc.	12,700	618,229
EnCana Corp.	6,700	204,855
Finning International, Inc.	7,000	134,695
Gildan Activewear, Inc. (a)	11,500	353,855
Goldcorp, Inc.	10,000	392,042
Grande Cache Coal Corp. (a)	11,100	60,362
Husky Energy, Inc.	3,000	73,720
IAMGOLD Corp.	3,500	55,192
IESI-BFC Ltd.	18,700	422,953
Imperial Oil Ltd.	3,400	133,030
Intact Financial Corp.	4,200	191,379
Keyera Facilities Income Fund	25,423	709,554
Kinross Gold Corp.	8,400	137,855
MacDonald Dettwiler & Associates Ltd. (a)	3,700	172,771
Magna International, Inc. Class A (sub. vtg.)	5,100	379,691
Common Stocks - continued
	Shares	Value
Canada - continued
Manulife Financial Corp.	22,300	$ 354,474
Metro, Inc. Class A (sub. vtg.)	7,200	307,766
National Bank of Canada	2,300	131,988
Niko Resources Ltd.	3,800	409,888
Open Text Corp. (a)	700	27,709
Osisko Mining Corp. (a)	13,100	165,670
Pacific Rubiales Energy Corp. (a)	3,500	83,963
PetroBakken Energy Ltd. Class A	7,847	172,139
Petrobank Energy & Resources Ltd. (a)	7,700	317,228
Potash Corp. of Saskatchewan, Inc.	4,500	471,078
Progress Energy Resources Corp.	3,800	45,876
Quebecor, Inc. Class B (sub. vtg.)	4,700	159,570
Red Back Mining, Inc. (a)	10,700	270,844
Research In Motion Ltd. (a)	3,100	178,343
Rogers Communications, Inc. Class B (non-vtg.)	11,650	405,163
RONA, Inc. (a)	2,200	32,467
Royal Bank of Canada	19,300	1,008,606
Suncor Energy, Inc.	21,372	704,603
SXC Health Solutions Corp. (a)	6,300	431,706
Talisman Energy, Inc.	42,200	720,473
Teck Resources Ltd. Class B (sub. vtg.)	3,600	126,742
TELUS Corp.	4,200	166,210
Toronto-Dominion Bank	14,000	996,391
Yamana Gold, Inc.	6,000	56,442
TOTAL CANADA		18,859,922
Cayman Islands - 0.2%
Charm Communications, Inc. ADR	3,100	20,119
Hengdeli Holdings Ltd.	1,112,000	509,652
Herbalife Ltd.	5,000	248,200
The United Laboratories International Holdings Ltd.	120,000	185,697
TOTAL CAYMAN ISLANDS		963,668
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	8,700	708,267
BYD Co. Ltd. (H Shares)	100,000	688,124
China Merchants Bank Co. Ltd. (H Shares)	120,000	320,566
Focus Media Holding Ltd. ADR (a)	22,100	400,673
Home Inns & Hotels Management, Inc. sponsored ADR (a)	7,400	311,318
Tencent Holdings Ltd.	36,500	703,450
TOTAL CHINA		3,132,398
Common Stocks - continued
	Shares	Value
Denmark - 0.7%
Carlsberg AS Series B	6,600	$ 585,307
Danisco AS	4,300	327,107
FLSmidth & Co. A/S	7,400	527,203
Novo Nordisk AS Series B	19,718	1,687,435
Novozymes AS Series B	4,200	536,663
TOTAL DENMARK		3,663,715
Finland - 0.3%
Fortum Corp.	15,100	351,298
Nokia Corp.	23,987	225,915
Outotec OYJ	8,400	297,461
UPM-Kymmene Corp.	56,300	817,438
TOTAL FINLAND		1,692,112
France - 2.4%
Atos Origin SA (a)	10,745	461,448
BNP Paribas SA	22,836	1,568,824
Cap Gemini SA	5,900	280,830
Danone	13,700	768,518
Essilor International SA	5,659	354,032
Iliad Group SA	4,496	395,834
LVMH Moet Hennessy - Louis Vuitton	8,565	1,045,098
Natixis SA (a)	110,800	592,375
Pernod-Ricard SA	6,600	516,643
PPR SA	4,800	642,187
Publicis Groupe SA	9,800	441,748
Remy Cointreau SA (f)	5,400	295,178
Safran SA	21,500	580,336
Sanofi-Aventis	19,971	1,161,142
Schneider Electric SA	11,413	1,316,449
Societe Generale Series A	11,401	657,310
Technip SA	6,300	419,587
Vallourec SA	7,444	724,847
TOTAL FRANCE		12,222,386
Germany - 1.9%
Bayerische Motoren Werke AG (BMW)	15,353	826,627
Daimler AG (Germany) (a)	18,323	988,088
Deutsche Bank AG	16,300	1,138,711
Deutsche Lufthansa AG (a)	34,000	552,816
HeidelbergCement AG	11,830	595,853
Infineon Technologies AG (a)	123,800	835,656
Linde AG	4,502	527,798
Common Stocks - continued
	Shares	Value
Germany - continued
MAN SE	10,502	$ 974,981
Rheinmetall AG	8,000	478,903
SAP AG	21,003	959,194
Siemens AG	18,214	1,775,456
TOTAL GERMANY		9,654,083
Greece - 0.0%
Alpha Bank AE (a)	25,900	196,802
Hong Kong - 0.2%
China Overseas Land & Investment Ltd.	162,000	347,046
Hang Seng Bank Ltd.	51,000	706,482
TOTAL HONG KONG		1,053,528
Ireland - 0.2%
CRH PLC	20,159	420,340
James Hardie Industries NV unit (a)	56,847	334,861
Smurfit Kappa Group PLC (a)	46,300	477,511
TOTAL IRELAND		1,232,712
Italy - 0.3%
Intesa Sanpaolo SpA	182,396	603,824
Mediaset SpA	87,100	559,946
Saipem SpA	16,245	584,373
TOTAL ITALY		1,748,143
Japan - 6.3%
All Nippon Airways Ltd. (a)	193,000	654,313
Asahi Glass Co. Ltd.	12,000	122,187
Asahi Kasei Corp.	66,000	345,178
Astellas Pharma, Inc.	17,100	579,926
Canon, Inc.	9,000	389,706
Chiyoda Co. Ltd.	26,400	321,962
Chuo Mitsui Trust Holdings, Inc.	335,000	1,189,991
Citizen Holdings Co. Ltd.	42,500	255,713
CyberAgent, Inc. (f)	170	249,812
Daicel Chemical Industries Ltd.	62,000	439,040
Daiwa House Industry Co. Ltd.	152,000	1,498,455
Denso Corp.	22,600	647,732
Exedy Corp.	18,600	538,039
Fuji Oil Co. Ltd.	14,900	219,987
Fujifilm Holdings Corp.	25,100	784,148
Fujitsu Ltd.	90,000	640,440
Common Stocks - continued
	Shares	Value
Japan - continued
GREE, Inc.	4,200	$ 344,553
Haseko Corp. (a)	322,500	261,209
Hitachi Transport System Ltd.	8,500	123,332
Honda Motor Co. Ltd.	37,100	1,173,379
Japan Tobacco, Inc.	155	498,583
JX Holdings, Inc. (a)	128,880	697,898
Kakaku.com, Inc.	33	153,688
Kobayashi Pharmaceutical Co. Ltd.	2,800	118,091
Kuraray Co. Ltd.	81,000	1,015,956
Lawson, Inc.	13,800	633,115
Marui Group Co. Ltd.	49,400	346,386
Matsumotokiyoshi Holdings Co. Ltd.	30,800	687,098
Mitsubishi Electric Corp.	11,000	95,840
Mitsubishi UFJ Financial Group, Inc.	348,100	1,723,883
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,380	189,242
Mitsui & Co. Ltd.	80,700	1,034,603
Mitsui Chemicals, Inc.	236,000	699,057
MS&AD Insurance Group Holdings, Inc.	43,100	957,999
NHK Spring Co. Ltd.	29,000	266,428
Nichi-iko Pharmaceutical Co. Ltd.	11,900	428,909
Nintendo Co. Ltd.	2,500	698,872
Nippon Express Co. Ltd.	101,000	411,362
Nippon Television Network Corp.	4,640	648,553
Nomura Holdings, Inc.	23,600	132,664
NTT DoCoMo, Inc.	500	794,088
Obayashi Corp.	106,000	452,577
Oriental Land Co. Ltd.	4,000	334,163
ORIX Corp.	10,370	815,921
Osaka Securities Exchange Co. Ltd.	29	144,287
Rakuten, Inc.	966	739,939
ROHM Co. Ltd.	4,100	258,548
Sega Sammy Holdings, Inc.	16,000	235,117
Shin-Etsu Chemical Co., Ltd.	10,100	503,101
Shinko Electric Industries Co.Ltd.	10,200	134,898
SMC Corp.	9,700	1,283,980
Sony Corp.	28,400	888,199
Sumitomo Electric Industries Ltd.	45,100	527,058
Sumitomo Heavy Industries Ltd.	159,000	930,911
Sumitomo Metal Mining Co. Ltd.	11,000	146,370
Sumitomo Mitsui Financial Group, Inc.	2,000	61,927
T&D Holdings, Inc.	16,550	362,501
Tokai Carbon Co. Ltd.	43,000	226,879
Common Stocks - continued
	Shares	Value
Japan - continued
Toridoll Corp.	95	$ 173,896
Toyota Motor Corp.	12,000	421,101
Uni-Charm Corp.	2,200	261,684
West Japan Railway Co.	70	259,184
TOTAL JAPAN		32,173,658
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	10,552	323,096
Netherlands - 0.9%
Aegon NV (a)	84,400	507,031
ASML Holding NV (Netherlands)	24,300	780,042
ING Groep NV (Certificaten Van Aandelen) unit (a)	60,400	579,318
Koninklijke Ahold NV	56,068	719,801
Koninklijke Philips Electronics NV	35,129	1,092,221
Randstad Holdings NV (a)	16,800	754,765
TOTAL NETHERLANDS		4,433,178
Norway - 0.4%
Aker Solutions ASA	13,400	173,747
DnB NOR ASA	49,400	613,687
Pronova BioPharma ASA (a)	7,800	19,136
Sevan Marine ASA (a)	70,000	71,170
Storebrand ASA (A Shares) (a)	96,500	572,470
Telenor ASA	25,600	395,159
TOTAL NORWAY		1,845,369
Papua New Guinea - 0.1%
Oil Search Ltd.	82,475	435,825
Singapore - 0.2%
CapitaLand Ltd.	122,500	356,717
Keppel Corp. Ltd.	69,000	473,902
Singapore Exchange Ltd.	73,000	411,192
TOTAL SINGAPORE		1,241,811
South Africa - 0.2%
Clicks Group Ltd.	109,720	543,764
Woolworths Holdings Ltd.	87,668	312,366
TOTAL SOUTH AFRICA		856,130
Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA	32,132	430,953
Banco Santander SA (f)	173,308	2,251,808
Common Stocks - continued
	Shares	Value
Spain - continued
Gestevision Telecinco SA	105,600	$ 1,210,351
Inditex SA	10,169	672,629
Telefonica SA sponsored ADR (f)	10,300	704,932
TOTAL SPAIN		5,270,673
Sweden - 0.8%
H&M Hennes & Mauritz AB (B Shares)	21,907	690,171
Modern Times Group MTG AB (B Shares)	7,700	482,824
Sandvik AB	47,400	612,365
Skandinaviska Enskilda Banken AB (A Shares)	132,700	913,530
Swedbank AB (A Shares) (a)	62,346	713,032
Telefonaktiebolaget LM Ericsson (B Shares)	60,312	665,645
TOTAL SWEDEN		4,077,567
Switzerland - 1.6%
Clariant AG (Reg.) (a)	44,590	590,794
Compagnie Financiere Richemont SA Series A	5,651	220,549
Givaudan SA	460	423,983
Julius Baer Group Ltd.	9,090	318,113
Nestle SA	61,812	3,056,328
Roche Holding AG (participation certificate)	9,568	1,244,745
Schindler Holding AG (participation certificate)	5,686	509,887
Sonova Holding AG Class B	3,348	406,305
The Swatch Group AG (Bearer)	1,320	408,845
UBS AG (a)	62,146	1,055,092
TOTAL SWITZERLAND		8,234,641
United Kingdom - 4.7%
Aegis Group PLC	128,302	235,840
Anglo American PLC (United Kingdom)	34,655	1,372,139
Aviva PLC	132,700	743,845
Barclays PLC	267,258	1,383,547
BG Group PLC	80,654	1,292,174
BHP Billiton PLC	38,150	1,168,149
BP PLC	187,900	1,201,063
BP PLC sponsored ADR	26,800	1,030,996
British Airways PLC (a)	94,000	323,755
Britvic PLC	44,600	335,763
Burberry Group PLC	40,800	538,482
Capita Group PLC	35,800	403,709
Carphone Warehouse Group PLC (a)	94,650	341,433
Centrica PLC	134,828	642,640
GKN PLC (a)	106,100	224,816
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC sponsored ADR	64,896	$ 3,314,888
InterContinental Hotel Group PLC	26,729	463,062
Invensys PLC	120,700	505,447
ITV PLC (a)	443,600	359,699
Lloyds TSB Group PLC (a)	675,100	728,299
Misys PLC (a)	56,500	223,397
Morgan Crucible Co. PLC	82,300	277,521
Rexam PLC	81,200	393,524
Rio Tinto PLC	13,998	724,131
Royal Dutch Shell PLC Class A (United Kingdom)	94,437	2,598,678
Sage Group PLC	83,300	312,117
Schroders PLC	17,900	361,598
Standard Chartered PLC (United Kingdom)	24,766	715,488
TalkTalk Telecom Group PLC (a)	160,300	307,983
Vodafone Group PLC	584,600	1,362,457
TOTAL UNITED KINGDOM		23,886,640
United States of America - 27.3%
Abiomed, Inc. (a)	25,000	277,250
Allergan, Inc.	7,400	451,844
Amazon.com, Inc. (a)	5,600	660,184
American Express Co.	96,300	4,298,832
American Medical Systems Holdings, Inc. (a)	11,000	245,960
Amgen, Inc. (a)	13,000	708,890
Apple, Inc. (a)	28,200	7,254,450
Ardea Biosciences, Inc. (a)	17,200	343,140
Autoliv, Inc.	14,000	804,160
Baker Hughes, Inc.	3,000	144,810
Berkshire Hathaway, Inc. Class B (a)	44,000	3,437,280
BioMarin Pharmaceutical, Inc. (a)	33,000	721,050
C.H. Robinson Worldwide, Inc.	18,000	1,173,600
Capital One Financial Corp.	6,000	253,980
Caterpillar, Inc.	11,000	767,250
Chevron Corp.	39,000	2,972,190
Citrix Systems, Inc. (a)	62,000	3,411,240
Cloud Peak Energy, Inc.	15,000	230,250
Cognizant Technology Solutions Corp. Class A (a)	46,100	2,515,216
Comerica, Inc.	90,000	3,452,400
Concur Technologies, Inc. (a)	19,000	879,320
CSX Corp.	40,000	2,108,800
Cummins, Inc.	77,000	6,129,970
Cyberonics, Inc. (a)	12,000	285,840
Common Stocks - continued
	Shares	Value
United States of America - continued
Delphi Financial Group, Inc. Class A	59,000	$ 1,531,050
Dendreon Corp. (a)	4,000	131,640
Diamond Foods, Inc.	2,100	93,534
DigitalGlobe, Inc. (a)	9,000	245,340
Dr Pepper Snapple Group, Inc.	30,000	1,126,500
DSW, Inc. Class A (a)(f)	27,000	718,470
Eaton Corp.	7,000	549,220
eBay, Inc. (a)	110,000	2,300,100
Edwards Lifesciences Corp. (a)	59,000	3,410,200
EMC Corp. (a)	79,000	1,563,410
EnerSys (a)	14,000	339,080
Estee Lauder Companies, Inc. Class A	73,000	4,544,250
EXCO Resources, Inc.	35,000	507,850
Exxon Mobil Corp.	119,000	7,101,920
F5 Networks, Inc. (a)	5,000	439,150
Ford Motor Co. (a)	55,000	702,350
Forest Oil Corp. (a)	41,000	1,172,190
Fossil, Inc. (a)	34,000	1,346,400
Freeport-McMoRan Copper & Gold, Inc.	19,000	1,359,260
G-III Apparel Group Ltd. (a)	27,700	714,660
General Electric Co.	197,000	3,175,640
Genworth Financial, Inc. Class A (a)	11,000	149,380
Gilead Sciences, Inc. (a)	4,000	133,280
Halliburton Co.	11,400	340,632
ImmunoGen, Inc. (a)	19,000	179,170
Informatica Corp. (a)	2,200	66,286
iRobot Corp. (a)	51,500	1,048,540
J.B. Hunt Transport Services, Inc.	31,000	1,100,190
Jos. A. Bank Clothiers, Inc. (a)(f)	37,000	2,171,160
Kulicke & Soffa Industries, Inc. (a)	40,000	268,800
Mako Surgical Corp. (a)	45,300	496,941
MasterCard, Inc. Class A	3,000	630,120
Micromet, Inc. (a)	25,000	171,250
Micrus Endovascular Corp. (a)	27,000	628,020
MKS Instruments, Inc. (a)	7,000	150,220
Monolithic Power Systems, Inc. (a)	8,000	140,960
Morgan Stanley	15,300	412,947
NetApp, Inc. (a)	18,000	761,400
Neurocrine Biosciences, Inc. (a)	12,700	72,136
Newmont Mining Corp.	28,000	1,565,200
NuVasive, Inc. (a)	10,000	327,700
Occidental Petroleum Corp.	13,000	1,013,090
Common Stocks - continued
	Shares	Value
United States of America - continued
Oil States International, Inc. (a)	5,400	$ 248,076
OpenTable, Inc. (a)	12,000	536,400
Orthofix International NV (a)	9,000	272,520
PACCAR, Inc.	14,000	641,480
PDL BioPharma, Inc.	20,000	124,400
Perrigo Co.	53,000	2,968,530
Petrohawk Energy Corp. (a)	9,000	141,930
Phillips-Van Heusen Corp.	35,000	1,816,150
Polo Ralph Lauren Corp. Class A	18,000	1,422,180
Praxair, Inc.	9,000	781,380
Pride International, Inc. (a)	13,200	314,028
Public Storage	13,000	1,275,560
QEP Resources, Inc. (a)	21,000	722,820
Questar Corp.	49,000	806,050
Red Hat, Inc. (a)	21,000	675,150
Regal-Beloit Corp.	22,000	1,338,260
Roper Industries, Inc.	2,000	125,000
Salesforce.com, Inc. (a)	8,000	791,600
SanDisk Corp. (a)	6,200	270,940
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,000	333,810
Skyworks Solutions, Inc. (a)	160,000	2,804,800
Southwest Airlines Co.	104,000	1,253,200
Stericycle, Inc. (a)	8,000	504,000
Susser Holdings Corp. (a)	2,000	24,020
SVB Financial Group (a)	55,000	2,375,450
Symmetry Medical, Inc. (a)	45,000	437,850
Taleo Corp. Class A (a)	24,000	590,400
Targacept, Inc. (a)	6,000	129,780
Tempur-Pedic International, Inc. (a)	6,000	184,020
Tenneco, Inc. (a)	7,000	193,200
Teradyne, Inc. (a)	367,000	3,948,920
Thoratec Corp. (a)	17,000	625,260
TIBCO Software, Inc. (a)	11,000	149,160
TJX Companies, Inc.	96,000	3,985,920
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	15,400	389,004
Union Pacific Corp.	99,100	7,399,797
Viacom, Inc. Class B (non-vtg.)	13,800	455,952
Virgin Media, Inc.	35,800	770,774
VMware, Inc. Class A (a)	11,000	852,830
Volcano Corp. (a)	44,000	971,080
WebMD Health Corp. (a)	17,220	796,769
WMS Industries, Inc. (a)	66,000	2,541,660
Common Stocks - continued
	Shares	Value
United States of America - continued
Wright Medical Group, Inc. (a)	29,600	$ 462,056
Wyndham Worldwide Corp.	143,953	3,675,120
ZIOPHARM Oncology, Inc. (a)	77,000	287,980
TOTAL UNITED STATES OF AMERICA		139,842,808
TOTAL COMMON STOCKS (Cost $266,477,675)		293,702,462
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
ProSiebenSat.1 Media AG (Cost $607,794)	53,400	935,409
Nonconvertible Bonds - 12.9%
		Principal Amount (e)
Australia - 0.6%
Didon Tunisia Pty. Ltd. 4.0364% 3/13/12 (g)(h)		$ 100,000	88,018
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	329,125
Macquarie Bank Ltd. 1.056% 12/6/16 (h)	EUR	250,000	303,013
QBE Insurance Group Ltd. 6.125% 9/28/15	GBP	200,000	337,631
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	334,644
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	343,860
4.875% 11/19/19		600,000	632,794
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	526,908
TOTAL AUSTRALIA			2,895,993
Belgium - 0.1%
Anheuser-Busch InBev SA NV 4% 4/26/18	EUR	250,000	335,749
Fortis Banque SA 4.625% (Reg. S) (h)	EUR	200,000	222,873
TOTAL BELGIUM			558,622
Bermuda - 0.1%
Li & Fung Ltd. 5.25% 5/13/20		700,000	731,655
Cayman Islands - 0.3%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	200,000	244,043
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	487,071
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Cayman Islands - continued
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	300,000	$ 414,058
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	211,946
TOTAL CAYMAN ISLANDS			1,357,118
France - 1.3%
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	631,388
BNP Paribas SA 5.019% (h)	EUR	150,000	169,114
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (h)	EUR	50,000	50,016
Compagnie de St. Gobain:
1.06% 4/11/12 (h)	EUR	175,000	226,127
6% 5/20/13	EUR	50,000	70,700
Credit Agricole SA 7.875% (h)	EUR	200,000	269,793
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	349,656
Credit Logement SA:
1.319% (h)	EUR	150,000	152,492
4.604% (h)	EUR	250,000	257,685
EDF SA:
4.625% 9/11/24	EUR	150,000	203,727
6.95% 1/26/39 (g)		250,000	312,715
Eutelsat SA 4.125% 3/27/17	EUR	400,000	516,496
Lafarge SA 8.75% 5/30/17	GBP	250,000	447,797
Natixis SA 1.134% 1/26/17 (h)	EUR	100,000	118,201
Remy Cointreau SA 5.18% 12/15/16 (Reg. S)	EUR	400,000	527,857
Safran SA 4% 11/26/14	EUR	550,000	727,423
Societe Generale 0.881% 6/7/17 (h)	EUR	100,000	129,536
Societe Generale SCF 4% 7/7/16	EUR	450,000	626,730
Veolia Environnement 6.125% 11/25/33	EUR	250,000	386,202
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	324,384
TOTAL FRANCE			6,498,039
Germany - 0.5%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	278,422
Commerzbank AG:
4.125% 9/13/16 (h)	EUR	300,000	359,784
5.625% 11/29/17 (h)	EUR	100,000	128,276
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	339,817
Merck Financial Services GmbH 3.375% 3/24/15	EUR	300,000	401,820
SAP AG 3.5% 4/10/17	EUR	270,000	347,911
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Germany - continued
Thyssenkrupp AG 8% 6/18/14	EUR	200,000	$ 293,911
Volkswagen Bank GmbH 2.375% 6/28/13	EUR	250,000	325,702
TOTAL GERMANY			2,475,643
India - 0.0%
Export-Import Bank of India 0.7438% 6/7/12 (h)	JPY	20,000,000	225,178
Ireland - 0.3%
Allied Irish Banks PLC 11.5% 3/29/22	GBP	119,000	190,839
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	338,985	384,827
Bank of Ireland 10% 2/12/20	EUR	250,000	345,381
Bank of Moscow 6.699% 3/11/15 (Reg. S) (Issued by BOM Capital PLC for Bank of Moscow)		300,000	303,375
Hypo Real Estate International Trust I 5.864% (d)(h)	EUR	250,000	111,870
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	421,428
TOTAL IRELAND			1,757,720
Italy - 0.3%
Intesa Sanpaolo SpA:
3.75% 11/23/16	EUR	350,000	461,935
6.375% 11/12/17 (h)	GBP	150,000	236,709
Unione di Banche Italiane SCpA 4% 12/16/19	EUR	650,000	847,558
TOTAL ITALY			1,546,202
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	250,000	255,173
ORIX Corp. 4.71% 4/27/15		300,000	305,234
TOTAL JAPAN			560,407
Korea (South) - 0.7%
Export-Import Bank of Korea 5.875% 1/14/15		200,000	220,166
Hana Bank 4.5% 10/30/15 (Reg. S)		300,000	307,053
Hyundai Motor Manufacturing Czech 4.5% 4/15/15 (Reg. S)		600,000	610,716
Kookmin Bank 5.875% 6/11/12		200,000	211,836
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	206,207
Korea Hydro & Nuclear Power Co. Ltd. 6.25% 6/17/14		300,000	333,537
Korea National Housing Corp. 4.875% 9/10/14		500,000	520,913
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	454,982
5% 9/30/14 (Reg. S)		200,000	210,088
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Korea (South) - continued
Shinhan Bank 6% 6/29/12 (Reg. S)		$ 300,000	$ 318,891
Woori Bank 7.63% 4/14/15 (g)		250,000	268,991
TOTAL KOREA (SOUTH)			3,663,380
Luxembourg - 0.8%
Enel Finance International SA:
5.125% 10/7/19 (g)		350,000	365,283
6% 10/7/39 (Reg. S)		400,000	412,068
Gaz Capital SA (Luxembourg):
6.212% 11/22/16 (Reg. S)		250,000	259,505
6.58% 10/31/13	GBP	100,000	165,176
7.51% 7/31/13 (Reg S.)		200,000	218,534
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	325,613
7.125% 4/23/15	EUR	150,000	211,977
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)		800,000	798,240
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	453,585
Russian Standard Finance SA 7.5% 10/7/10 (Reg. S)		100,000	99,875
SES SA 4.625% 3/9/20	EUR	300,000	400,517
Telecom Italia Capital SA 7.175% 6/18/19		200,000	226,118
TOTAL LUXEMBOURG			3,936,491
Mexico - 0.1%
America Movil SAB de CV 5% 3/30/20 (g)		400,000	425,197
Netherlands - 0.4%
AI Finance BV 10.875% 7/15/12		100,000	76,079
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	359,747	228,489
Eureko BV 5.125% (h)	EUR	600,000	606,058
ING Bank NV 4.75% 5/27/19	EUR	200,000	286,522
KBC IFIMA NV 4.5% 9/17/14	EUR	250,000	336,344
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	434,974
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (h)	GBP	150,000	244,205
TOTAL NETHERLANDS			2,212,671
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Norway - 0.5%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	$ 279,329
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,040,087
TOTAL NORWAY			2,319,416
Portugal - 0.1%
Banco Santander Totta SA 0.991% 12/9/15 (h)	EUR	300,000	376,185
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	203,114
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	363,790
TOTAL RUSSIA			566,904
Singapore - 0.1%
Giti Tire Co. Ltd. 12.25% 1/26/12		250,000	244,565
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA 3.5% 7/26/13	EUR	500,000	657,915
BBVA Subordinated Capital SAU 0.9372% 10/21/15 (h)	GBP	300,000	458,328
Mapfre SA 5.921% 7/24/37 (h)	EUR	450,000	519,446
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (h)	GBP	100,000	163,338
Telefonica Emisiones SAU 4.693% 11/11/19	EUR	250,000	334,867
TOTAL SPAIN			2,133,894
Sweden - 0.2%
Nordea Bank AB 0.7372% 6/9/16 (h)		400,000	390,673
Svenska Handelsbanken AB:
0.6871% 3/15/16 (h)		200,000	195,102
3.75% 2/24/17	EUR	100,000	133,964
Swedbank AB 0.6251% 5/18/17 (h)		500,000	458,165
TOTAL SWEDEN			1,177,904
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	527,129
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC:
5.875% 10/27/16 (Reg. S)		300,000	312,090
6.5% 10/27/36		300,000	302,250
Emirates Bank International PJSC 4.9813% 4/30/12 (h)		229,000	223,298
TOTAL UNITED ARAB EMIRATES			837,638
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United Kingdom - 2.8%
3i Group PLC:
0.907% 6/8/12 (h)	EUR	400,000	$ 491,061
5.625% 3/17/17	EUR	150,000	187,654
Anglo American Capital PLC 9.375% 4/8/14 (g)		500,000	608,672
Bank of Scotland 6.375% 8/16/19	GBP	400,000	586,851
Barclays Bank PLC:
0.7134% 3/23/17 (h)		550,000	498,262
0.7372% 6/27/16 (g)(h)		100,000	91,480
4.875% (h)	EUR	350,000	358,100
6.75% 1/16/23 (h)	GBP	300,000	484,447
14% (h)	GBP	100,000	204,847
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	184,006
8.125% 11/15/13		200,000	235,738
BG Energy Capital PLC 3.375% 7/15/13	EUR	150,000	201,342
BP Capital Markets PLC 3.875% 3/10/15		650,000	621,373
Broadgate PLC 1.5316% 10/5/25 (h)	GBP	28,250	33,674
Credit Suisse London Branch 4.75% 8/5/19	EUR	300,000	415,783
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	436,605
EDF Energy Networks EPN PLC 6% 11/12/36	GBP	160,000	263,531
First Hydro Finance PLC 9% 7/31/21	GBP	200,000	358,433
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	226,464
8.375% 2/17/16	EUR	600,000	967,986
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	179,022
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	162,839
7.125% 12/1/37 (g)		200,000	208,058
National Express Group PLC 6.25% 1/13/17	GBP	150,000	246,066
Nationwide Building Society:
0.952% 12/22/16 (h)	EUR	150,000	174,747
3.375% 8/17/15 (h)	EUR	455,000	562,448
Northern Rock PLC 0.6178% 10/21/10 (h)		250,000	245,953
Old Mutual PLC:
4.5% 1/18/17 (h)	EUR	450,000	537,610
7.125% 10/19/16	GBP	200,000	340,274
Rexam PLC 4.375% 3/15/13	EUR	250,000	337,242
Royal Bank of Scotland PLC:
0.7275% 4/11/16 (h)		250,000	197,500
5.75% 5/21/14	EUR	250,000	344,763
6.934% 4/9/18	EUR	300,000	408,097
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	525,084
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United Kingdom - continued
Society of Lloyd's 6.875% 11/17/25 (h)	GBP	200,000	$ 327,899
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	250,000	354,328
Tesco PLC 5.875% 9/12/16	EUR	100,000	150,096
UBS AG Jersey Branch:
0.6747% 4/18/16 (h)		250,000	236,395
0.833% 11/17/15 (h)	EUR	350,000	448,636
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	143,693
Virgin Media Secured Finance PLC 7% 1/15/18	GBP	100,000	163,310
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	249,367
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	238,902
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	176,515
TOTAL UNITED KINGDOM			14,415,153
United States of America - 2.8%
Altria Group, Inc.:
8.5% 11/10/13		210,000	249,303
9.25% 8/6/19		400,000	514,651
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20		340,000	375,627
Bank of America Corp.:
4.5% 4/1/15		400,000	413,305
4.75% 5/6/19	EUR	250,000	318,586
7.375% 5/15/14		65,000	74,532
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	600,000	622,793
Comcast Corp. 6.4% 3/1/40		300,000	332,420
Credit Suisse New York Branch 5% 5/15/13		400,000	433,007
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	424,557
Dominion Resources, Inc. 6.3% 9/30/66 (h)		190,000	178,838
Dow Chemical Co. 8.55% 5/15/19		280,000	349,684
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	262,548
General Electric Capital Corp. 5.9% 5/13/14		160,000	178,857
General Electric Co. 5.25% 12/6/17		200,000	220,463
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	311,579
Goldman Sachs Group, Inc.:
4.75% 10/12/21	EUR	150,000	182,311
6% 5/1/14		150,000	165,503
6.15% 4/1/18		200,000	215,754
JPMorgan Chase & Co.:
4.95% 3/25/20		120,000	126,324
5.25% 5/8/13	EUR	250,000	350,279
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United States of America - continued
KeyBank NA:
0.815% 11/21/11 (h)	EUR	50,000	$ 62,250
0.847% 2/9/12 (h)	EUR	510,000	625,298
Liberty Mutual Group, Inc. 5.75% 3/15/14 (g)		250,000	260,894
Merck & Co., Inc. 5.85% 6/30/39		300,000	349,997
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	351,465
6.15% 4/25/13		500,000	544,610
6.75% 5/21/13	EUR	150,000	212,728
Morgan Stanley 1.161% 7/20/12 (h)	EUR	430,000	536,614
Pfizer, Inc. 6.2% 3/15/19		1,200,000	1,456,340
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	124,591
PPL Energy Supply LLC 6.5% 5/1/18		160,000	178,947
Roche Holdings, Inc. 6% 3/1/19 (g)		150,000	176,959
SLM Corp. 0.919% 12/15/10 (h)	EUR	200,000	255,282
Southeast Supply Header LLC 4.85% 8/15/14 (g)		300,000	317,993
Sprint Capital Corp. 8.75% 3/15/32		325,000	329,469
Time Warner Cable, Inc. 8.25% 2/14/14		200,000	238,472
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	272,997
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	582,337
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	750,253
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (g)		400,000	442,760
Xerox Corp. 8.25% 5/15/14		100,000	118,636
TOTAL UNITED STATES OF AMERICA			14,489,813
TOTAL NONCONVERTIBLE BONDS (Cost $63,908,491)			65,932,917
Government Obligations - 21.8%

Brazil - 0.0%
Brazilian Federative Republic 4.875% 1/22/21		100,000	103,750
Canada - 0.7%
Canadian Government 5.25% 6/1/12	CAD	850,000	884,465
Ontario Province 4.4% 6/2/19	CAD	2,700,000	2,739,872
TOTAL CANADA			3,624,337
Government Obligations - continued
		Principal Amount (e)	Value
France - 2.8%
French Republic:
OAT 3.5% 4/25/20	EUR	9,675,000	$ 13,191,847
3.75% 10/25/19	EUR	600,000	837,962
TOTAL FRANCE			14,029,809
Germany - 2.0%
German Federal Republic:
2.25% 4/10/15	EUR	300,000	401,269
3% 7/4/20	EUR	550,000	737,316
4.75% 7/4/40	EUR	2,550,000	4,177,926
5.625% 1/4/28	EUR	2,960,000	5,042,566
TOTAL GERMANY			10,359,077
Ireland - 0.2%
Irish Republic 5% 10/18/20	EUR	750,000	965,020
Japan - 11.9%
Japan Government:
Inflation-Indexed Bond 1.1% 12/10/16	JPY	264,063,000	3,008,042
0.6% 12/15/10	JPY	958,000,000	11,104,154
0.9% 6/20/13	JPY	110,000,000	1,299,190
1.1% 12/20/12	JPY	18,700,000	221,241
1.3% 3/20/15	JPY	1,040,000,000	12,575,546
1.3% 6/20/20	JPY	1,005,000,000	11,889,955
1.7% 9/20/17	JPY	201,000,000	2,501,656
1.9% 6/20/16	JPY	549,250,000	6,892,873
1.9% 3/20/29	JPY	976,500,000	11,644,490
TOTAL JAPAN			61,137,147
Poland - 0.8%
Polish Government 5.5% 4/25/15	PLN	13,050,000	4,263,331
Spain - 1.0%
Spanish Kingdom 4% 4/30/20	EUR	3,750,000	4,833,066
United Kingdom - 0.3%
UK Treasury GILT:
4% 9/7/16	GBP	390,000	662,139
4.25% 6/7/32	GBP	350,000	550,203
4.75% 12/7/38	GBP	250,000	423,115
TOTAL UNITED KINGDOM			1,635,457
Government Obligations - continued
		Principal Amount (e)	Value
United States of America - 2.1%
Federal Home Loan Bank 3.625% 10/18/13		$ 300,000	$ 324,533
Freddie Mac 2.125% 9/21/12		650,000	669,085
U.S. Treasury Bonds:
3.5% 2/15/39		900,000	825,469
4.375% 11/15/39		530,000	565,278
U.S. Treasury Notes:
2.375% 2/28/15		1,650,000	1,718,838
3.375% 11/15/19		210,000	218,909
3.5% 5/15/20		550,000	577,500
3.625% 2/15/20		5,250,000	5,572,382
TOTAL UNITED STATES OF AMERICA			10,471,994
TOTAL GOVERNMENT OBLIGATIONS (Cost $100,954,669)			111,422,988
Asset-Backed Securities - 0.2%

Clock Finance BV Series 2007-1 Class B2, 0.915% 2/25/15 (h)	EUR	100,000	113,391
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.383% 3/10/17 (h)	EUR	100,000	31,763
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	248,467	415,131
TS Co.mit One GmbH Series 1 Class C, 1.048% 6/29/13 (h)	EUR	78,654	66,634
VCL No. 11 Ltd. Class A, 1.711% 8/21/15 (h)	EUR	141,020	184,655
Volkswagen Car Lease Series 9 Class B, 0.791% 10/21/13 (h)	EUR	101,531	131,586
TOTAL ASSET-BACKED SECURITIES (Cost $1,148,685)			943,160
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.953% 2/17/52 (h)	EUR	100,000	124,214
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 1.04% 4/12/56 (h)	EUR	86,463	70,015
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.255% 7/15/40 (h)	EUR	150,000	$ 189,927
Storm BV Series 2010-1 Class A2, 1.732% 3/22/52 (h)	EUR	500,000	645,040
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,125,815)			1,029,196
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 0.914% 8/18/17 (h)	EUR	168,404	185,469
Ireland - 0.0%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.101% 7/20/16 (h)	EUR	171,556	189,874
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.686% 7/22/43 (h)	EUR	100,000	72,219
United Kingdom - 0.2%
Eddystone Finance PLC Series 2006-1:
Class A2, 0.8628% 4/19/21 (h)	GBP	150,000	207,029
Class B, 1.0328% 4/19/21 (h)	GBP	100,000	135,663
Enterprise Inns PLC 6.5% 12/6/18	GBP	175,000	224,588
London & Regional Debt Securitisation No. 1 PLC Class A, 0.8609% 10/15/14 (h)	GBP	100,000	138,411
REC Plantation Place Ltd. Series 5 Class A, 0.9713% 7/25/16 (Reg. S) (h)	GBP	97,147	131,035
TOTAL UNITED KINGDOM			836,726
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,486,124)			1,284,288
Supranational Obligations - 0.0%

Eurasian Development Bank 7.375% 9/29/14 (Reg. S) (Cost $200,000)		200,000	212,500
Preferred Securities - 0.1%
	Principal Amount (e)	Value
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h)	$ 400,000	$ 196,147
United States of America - 0.1%
UBS Preferred Funding Trust 1 8.622% (h)	350,000	361,900
TOTAL PREFERRED SECURITIES (Cost $663,295)		558,047
Equity Funds - 2.1%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $6,195,936)	57,500	10,723,750
Fixed-Income Funds - 1.0%

Fidelity High Income Central Fund 1 (i) (Cost $5,064,957)	54,414	5,115,961
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.24% (b)	19,459,373	19,459,373
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	4,926,419	4,926,419
TOTAL MONEY MARKET FUNDS (Cost $24,385,792)		24,385,792
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $472,219,233)		516,246,470
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(3,988,370)
NET ASSETS - 100%		$ 512,258,100
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,846,598 or 0.8% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,874
Fidelity Emerging Markets Equity Central Fund	111,065
Fidelity High Income Central Fund 1	10,675
Fidelity Securities Lending Cash Central Fund	41,053
Total	$ 189,667
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 16,816,665	$ 8,813,410	$ 16,869,635	$ 10,723,750	2.9%
Fidelity High Income Central Fund 1	-	5,064,957	-	5,115,961	0.9%
Total	$ 16,816,665	$ 13,878,367	$ 16,869,635	$ 15,839,711
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 139,842,808	$ 139,842,808	$ -	$ -
Japan	32,173,658	26,650,638	5,523,020	-
United Kingdom	23,886,640	16,855,932	7,030,708	-
Canada	18,859,922	18,859,922	-	-
France	12,222,386	11,061,244	1,161,142	-
Australia	10,797,156	9,289,210	1,507,946	-
Germany	10,589,492	10,589,492	-	-
Switzerland	8,234,641	7,179,549	1,055,092	-
Spain	5,270,673	4,839,720	430,953	-
Other	32,760,495	25,776,279	6,984,216	-
Corporate Bonds	65,932,917	-	65,899,243	33,674
Government Obligations	111,422,988	-	111,422,988	-
Asset-Backed Securities	943,160	-	763,135	180,025
Collateralized Mortgage Obligations	1,029,196	-	1,029,196	-
Commercial Mortgage Securities	1,284,288	-	946,224	338,064
Supranational Obligations	212,500	-	212,500	-
Fixed-Income Funds	5,115,961	5,115,961	-	-
Preferred Securities	558,047	-	558,047	-
Equity Central Funds	10,723,750	10,723,750	-	-
Money Market Funds	24,385,792	24,385,792	-	-
Total Investments in Securities:	$ 516,246,470	$ 311,170,297	$ 204,524,410	$ 551,763
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 169,346
Total Realized Gain (Loss)	(415,981)
Total Unrealized Gain (Loss)	546,782
Cost of Purchases	-
Proceeds of Sales	(203,189)
Amortization/Accretion	7,485
Transfers in to Level 3	447,320
Transfers out of Level 3	-
Ending Balance	$ 551,763
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 49,843

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $474,300,673. Net unrealized appreciation aggregated $41,945,797, of which $54,375,651 related to appreciated investment securities and $12,429,854 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Global
Balanced Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2010

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Global Balanced Fund

1.883471.101

AGBL-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 57.3%
	Shares	Value
Australia - 2.1%
AMP Ltd.	139,703	$ 669,974
BHP Billiton Ltd.	41,534	1,507,946
Coca-Cola Amatil Ltd.	70,457	731,247
Commonwealth Bank of Australia	26,192	1,245,663
Computershare Ltd.	60,896	557,079
Crown Ltd.	7,299	52,572
CSL Ltd.	18,291	548,487
Fosters Group Ltd.	97,800	509,727
Harvey Norman Holdings Ltd.	79,035	250,302
Macquarie Group Ltd.	18,947	637,764
Metcash Ltd.	43,167	173,815
National Australia Bank Ltd.	42,045	956,056
QBE Insurance Group Ltd.	22,359	337,867
Ramsay Health Care Ltd.	44,875	574,157
Rio Tinto Ltd.	9,490	606,330
Wesfarmers Ltd.	26,990	759,277
Woolworths Ltd.	29,092	678,893
TOTAL AUSTRALIA		10,797,156
Austria - 0.1%
Erste Bank AG	10,400	417,421
Zumtobel AG	9,300	176,181
TOTAL AUSTRIA		593,602
Bailiwick of Jersey - 0.3%
Experian PLC	68,500	674,157
Randgold Resources Ltd. sponsored ADR	3,500	314,580
Shire PLC	30,757	703,173
TOTAL BAILIWICK OF JERSEY		1,691,910
Belgium - 0.5%
Ageas	193,600	533,170
Anheuser-Busch InBev SA NV	24,707	1,308,523
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	36
Umicore SA	18,852	635,891
TOTAL BELGIUM		2,477,620
Bermuda - 0.2%
Huabao International Holdings Ltd.	203,000	261,868
Li & Fung Ltd.	118,000	540,818
Noble Group Ltd.	185,454	225,016
TOTAL BERMUDA		1,027,702
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.0%
Playtech Ltd.	10,606	$ 73,607
Canada - 3.7%
Agnico-Eagle Mines Ltd. (Canada)	1,500	83,803
Agrium, Inc.	1,500	94,411
ARC Energy Trust unit	1,000	19,388
Astral Media, Inc. Class A (non-vtg.)	1,300	46,059
Bank of Montreal	7,800	477,052
Bank of Nova Scotia	10,900	547,041
Barrick Gold Corp.	10,300	423,443
Baytex Energy Trust	4,800	151,758
BCE, Inc.	11,600	354,901
Biovail Corp.	20,800	454,263
Bombardier, Inc. Class B (sub. vtg.)	18,000	81,599
Brookfield Asset Management, Inc. Class A	6,700	168,030
Brookfield Properties Corp.	6,800	102,534
Canadian Imperial Bank of Commerce	6,100	418,950
Canadian National Railway Co.	11,500	723,484
Canadian Natural Resources Ltd.	8,200	282,387
Cenovus Energy, Inc.	9,500	267,547
CGI Group, Inc. Class A (sub. vtg.) (a)	16,300	233,095
Contrans Group, Inc. Class A	48,400	421,402
Crescent Point Energy Corp.	6,900	254,332
Detour Gold Corp. (a)	15,200	354,290
Dollarama, Inc.	16,800	419,367
Dollarama, Inc. (g)	11,200	279,578
Dorel Industries, Inc. Class B (sub. vtg.)	3,500	118,386
Eldorado Gold Corp.	18,300	297,300
Enbridge, Inc.	12,700	618,229
EnCana Corp.	6,700	204,855
Finning International, Inc.	7,000	134,695
Gildan Activewear, Inc. (a)	11,500	353,855
Goldcorp, Inc.	10,000	392,042
Grande Cache Coal Corp. (a)	11,100	60,362
Husky Energy, Inc.	3,000	73,720
IAMGOLD Corp.	3,500	55,192
IESI-BFC Ltd.	18,700	422,953
Imperial Oil Ltd.	3,400	133,030
Intact Financial Corp.	4,200	191,379
Keyera Facilities Income Fund	25,423	709,554
Kinross Gold Corp.	8,400	137,855
MacDonald Dettwiler & Associates Ltd. (a)	3,700	172,771
Magna International, Inc. Class A (sub. vtg.)	5,100	379,691
Common Stocks - continued
	Shares	Value
Canada - continued
Manulife Financial Corp.	22,300	$ 354,474
Metro, Inc. Class A (sub. vtg.)	7,200	307,766
National Bank of Canada	2,300	131,988
Niko Resources Ltd.	3,800	409,888
Open Text Corp. (a)	700	27,709
Osisko Mining Corp. (a)	13,100	165,670
Pacific Rubiales Energy Corp. (a)	3,500	83,963
PetroBakken Energy Ltd. Class A	7,847	172,139
Petrobank Energy & Resources Ltd. (a)	7,700	317,228
Potash Corp. of Saskatchewan, Inc.	4,500	471,078
Progress Energy Resources Corp.	3,800	45,876
Quebecor, Inc. Class B (sub. vtg.)	4,700	159,570
Red Back Mining, Inc. (a)	10,700	270,844
Research In Motion Ltd. (a)	3,100	178,343
Rogers Communications, Inc. Class B (non-vtg.)	11,650	405,163
RONA, Inc. (a)	2,200	32,467
Royal Bank of Canada	19,300	1,008,606
Suncor Energy, Inc.	21,372	704,603
SXC Health Solutions Corp. (a)	6,300	431,706
Talisman Energy, Inc.	42,200	720,473
Teck Resources Ltd. Class B (sub. vtg.)	3,600	126,742
TELUS Corp.	4,200	166,210
Toronto-Dominion Bank	14,000	996,391
Yamana Gold, Inc.	6,000	56,442
TOTAL CANADA		18,859,922
Cayman Islands - 0.2%
Charm Communications, Inc. ADR	3,100	20,119
Hengdeli Holdings Ltd.	1,112,000	509,652
Herbalife Ltd.	5,000	248,200
The United Laboratories International Holdings Ltd.	120,000	185,697
TOTAL CAYMAN ISLANDS		963,668
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	8,700	708,267
BYD Co. Ltd. (H Shares)	100,000	688,124
China Merchants Bank Co. Ltd. (H Shares)	120,000	320,566
Focus Media Holding Ltd. ADR (a)	22,100	400,673
Home Inns & Hotels Management, Inc. sponsored ADR (a)	7,400	311,318
Tencent Holdings Ltd.	36,500	703,450
TOTAL CHINA		3,132,398
Common Stocks - continued
	Shares	Value
Denmark - 0.7%
Carlsberg AS Series B	6,600	$ 585,307
Danisco AS	4,300	327,107
FLSmidth & Co. A/S	7,400	527,203
Novo Nordisk AS Series B	19,718	1,687,435
Novozymes AS Series B	4,200	536,663
TOTAL DENMARK		3,663,715
Finland - 0.3%
Fortum Corp.	15,100	351,298
Nokia Corp.	23,987	225,915
Outotec OYJ	8,400	297,461
UPM-Kymmene Corp.	56,300	817,438
TOTAL FINLAND		1,692,112
France - 2.4%
Atos Origin SA (a)	10,745	461,448
BNP Paribas SA	22,836	1,568,824
Cap Gemini SA	5,900	280,830
Danone	13,700	768,518
Essilor International SA	5,659	354,032
Iliad Group SA	4,496	395,834
LVMH Moet Hennessy - Louis Vuitton	8,565	1,045,098
Natixis SA (a)	110,800	592,375
Pernod-Ricard SA	6,600	516,643
PPR SA	4,800	642,187
Publicis Groupe SA	9,800	441,748
Remy Cointreau SA (f)	5,400	295,178
Safran SA	21,500	580,336
Sanofi-Aventis	19,971	1,161,142
Schneider Electric SA	11,413	1,316,449
Societe Generale Series A	11,401	657,310
Technip SA	6,300	419,587
Vallourec SA	7,444	724,847
TOTAL FRANCE		12,222,386
Germany - 1.9%
Bayerische Motoren Werke AG (BMW)	15,353	826,627
Daimler AG (Germany) (a)	18,323	988,088
Deutsche Bank AG	16,300	1,138,711
Deutsche Lufthansa AG (a)	34,000	552,816
HeidelbergCement AG	11,830	595,853
Infineon Technologies AG (a)	123,800	835,656
Linde AG	4,502	527,798
Common Stocks - continued
	Shares	Value
Germany - continued
MAN SE	10,502	$ 974,981
Rheinmetall AG	8,000	478,903
SAP AG	21,003	959,194
Siemens AG	18,214	1,775,456
TOTAL GERMANY		9,654,083
Greece - 0.0%
Alpha Bank AE (a)	25,900	196,802
Hong Kong - 0.2%
China Overseas Land & Investment Ltd.	162,000	347,046
Hang Seng Bank Ltd.	51,000	706,482
TOTAL HONG KONG		1,053,528
Ireland - 0.2%
CRH PLC	20,159	420,340
James Hardie Industries NV unit (a)	56,847	334,861
Smurfit Kappa Group PLC (a)	46,300	477,511
TOTAL IRELAND		1,232,712
Italy - 0.3%
Intesa Sanpaolo SpA	182,396	603,824
Mediaset SpA	87,100	559,946
Saipem SpA	16,245	584,373
TOTAL ITALY		1,748,143
Japan - 6.3%
All Nippon Airways Ltd. (a)	193,000	654,313
Asahi Glass Co. Ltd.	12,000	122,187
Asahi Kasei Corp.	66,000	345,178
Astellas Pharma, Inc.	17,100	579,926
Canon, Inc.	9,000	389,706
Chiyoda Co. Ltd.	26,400	321,962
Chuo Mitsui Trust Holdings, Inc.	335,000	1,189,991
Citizen Holdings Co. Ltd.	42,500	255,713
CyberAgent, Inc. (f)	170	249,812
Daicel Chemical Industries Ltd.	62,000	439,040
Daiwa House Industry Co. Ltd.	152,000	1,498,455
Denso Corp.	22,600	647,732
Exedy Corp.	18,600	538,039
Fuji Oil Co. Ltd.	14,900	219,987
Fujifilm Holdings Corp.	25,100	784,148
Fujitsu Ltd.	90,000	640,440
Common Stocks - continued
	Shares	Value
Japan - continued
GREE, Inc.	4,200	$ 344,553
Haseko Corp. (a)	322,500	261,209
Hitachi Transport System Ltd.	8,500	123,332
Honda Motor Co. Ltd.	37,100	1,173,379
Japan Tobacco, Inc.	155	498,583
JX Holdings, Inc. (a)	128,880	697,898
Kakaku.com, Inc.	33	153,688
Kobayashi Pharmaceutical Co. Ltd.	2,800	118,091
Kuraray Co. Ltd.	81,000	1,015,956
Lawson, Inc.	13,800	633,115
Marui Group Co. Ltd.	49,400	346,386
Matsumotokiyoshi Holdings Co. Ltd.	30,800	687,098
Mitsubishi Electric Corp.	11,000	95,840
Mitsubishi UFJ Financial Group, Inc.	348,100	1,723,883
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,380	189,242
Mitsui & Co. Ltd.	80,700	1,034,603
Mitsui Chemicals, Inc.	236,000	699,057
MS&AD Insurance Group Holdings, Inc.	43,100	957,999
NHK Spring Co. Ltd.	29,000	266,428
Nichi-iko Pharmaceutical Co. Ltd.	11,900	428,909
Nintendo Co. Ltd.	2,500	698,872
Nippon Express Co. Ltd.	101,000	411,362
Nippon Television Network Corp.	4,640	648,553
Nomura Holdings, Inc.	23,600	132,664
NTT DoCoMo, Inc.	500	794,088
Obayashi Corp.	106,000	452,577
Oriental Land Co. Ltd.	4,000	334,163
ORIX Corp.	10,370	815,921
Osaka Securities Exchange Co. Ltd.	29	144,287
Rakuten, Inc.	966	739,939
ROHM Co. Ltd.	4,100	258,548
Sega Sammy Holdings, Inc.	16,000	235,117
Shin-Etsu Chemical Co., Ltd.	10,100	503,101
Shinko Electric Industries Co.Ltd.	10,200	134,898
SMC Corp.	9,700	1,283,980
Sony Corp.	28,400	888,199
Sumitomo Electric Industries Ltd.	45,100	527,058
Sumitomo Heavy Industries Ltd.	159,000	930,911
Sumitomo Metal Mining Co. Ltd.	11,000	146,370
Sumitomo Mitsui Financial Group, Inc.	2,000	61,927
T&D Holdings, Inc.	16,550	362,501
Tokai Carbon Co. Ltd.	43,000	226,879
Common Stocks - continued
	Shares	Value
Japan - continued
Toridoll Corp.	95	$ 173,896
Toyota Motor Corp.	12,000	421,101
Uni-Charm Corp.	2,200	261,684
West Japan Railway Co.	70	259,184
TOTAL JAPAN		32,173,658
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	10,552	323,096
Netherlands - 0.9%
Aegon NV (a)	84,400	507,031
ASML Holding NV (Netherlands)	24,300	780,042
ING Groep NV (Certificaten Van Aandelen) unit (a)	60,400	579,318
Koninklijke Ahold NV	56,068	719,801
Koninklijke Philips Electronics NV	35,129	1,092,221
Randstad Holdings NV (a)	16,800	754,765
TOTAL NETHERLANDS		4,433,178
Norway - 0.4%
Aker Solutions ASA	13,400	173,747
DnB NOR ASA	49,400	613,687
Pronova BioPharma ASA (a)	7,800	19,136
Sevan Marine ASA (a)	70,000	71,170
Storebrand ASA (A Shares) (a)	96,500	572,470
Telenor ASA	25,600	395,159
TOTAL NORWAY		1,845,369
Papua New Guinea - 0.1%
Oil Search Ltd.	82,475	435,825
Singapore - 0.2%
CapitaLand Ltd.	122,500	356,717
Keppel Corp. Ltd.	69,000	473,902
Singapore Exchange Ltd.	73,000	411,192
TOTAL SINGAPORE		1,241,811
South Africa - 0.2%
Clicks Group Ltd.	109,720	543,764
Woolworths Holdings Ltd.	87,668	312,366
TOTAL SOUTH AFRICA		856,130
Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA	32,132	430,953
Banco Santander SA (f)	173,308	2,251,808
Common Stocks - continued
	Shares	Value
Spain - continued
Gestevision Telecinco SA	105,600	$ 1,210,351
Inditex SA	10,169	672,629
Telefonica SA sponsored ADR (f)	10,300	704,932
TOTAL SPAIN		5,270,673
Sweden - 0.8%
H&M Hennes & Mauritz AB (B Shares)	21,907	690,171
Modern Times Group MTG AB (B Shares)	7,700	482,824
Sandvik AB	47,400	612,365
Skandinaviska Enskilda Banken AB (A Shares)	132,700	913,530
Swedbank AB (A Shares) (a)	62,346	713,032
Telefonaktiebolaget LM Ericsson (B Shares)	60,312	665,645
TOTAL SWEDEN		4,077,567
Switzerland - 1.6%
Clariant AG (Reg.) (a)	44,590	590,794
Compagnie Financiere Richemont SA Series A	5,651	220,549
Givaudan SA	460	423,983
Julius Baer Group Ltd.	9,090	318,113
Nestle SA	61,812	3,056,328
Roche Holding AG (participation certificate)	9,568	1,244,745
Schindler Holding AG (participation certificate)	5,686	509,887
Sonova Holding AG Class B	3,348	406,305
The Swatch Group AG (Bearer)	1,320	408,845
UBS AG (a)	62,146	1,055,092
TOTAL SWITZERLAND		8,234,641
United Kingdom - 4.7%
Aegis Group PLC	128,302	235,840
Anglo American PLC (United Kingdom)	34,655	1,372,139
Aviva PLC	132,700	743,845
Barclays PLC	267,258	1,383,547
BG Group PLC	80,654	1,292,174
BHP Billiton PLC	38,150	1,168,149
BP PLC	187,900	1,201,063
BP PLC sponsored ADR	26,800	1,030,996
British Airways PLC (a)	94,000	323,755
Britvic PLC	44,600	335,763
Burberry Group PLC	40,800	538,482
Capita Group PLC	35,800	403,709
Carphone Warehouse Group PLC (a)	94,650	341,433
Centrica PLC	134,828	642,640
GKN PLC (a)	106,100	224,816
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC sponsored ADR	64,896	$ 3,314,888
InterContinental Hotel Group PLC	26,729	463,062
Invensys PLC	120,700	505,447
ITV PLC (a)	443,600	359,699
Lloyds TSB Group PLC (a)	675,100	728,299
Misys PLC (a)	56,500	223,397
Morgan Crucible Co. PLC	82,300	277,521
Rexam PLC	81,200	393,524
Rio Tinto PLC	13,998	724,131
Royal Dutch Shell PLC Class A (United Kingdom)	94,437	2,598,678
Sage Group PLC	83,300	312,117
Schroders PLC	17,900	361,598
Standard Chartered PLC (United Kingdom)	24,766	715,488
TalkTalk Telecom Group PLC (a)	160,300	307,983
Vodafone Group PLC	584,600	1,362,457
TOTAL UNITED KINGDOM		23,886,640
United States of America - 27.3%
Abiomed, Inc. (a)	25,000	277,250
Allergan, Inc.	7,400	451,844
Amazon.com, Inc. (a)	5,600	660,184
American Express Co.	96,300	4,298,832
American Medical Systems Holdings, Inc. (a)	11,000	245,960
Amgen, Inc. (a)	13,000	708,890
Apple, Inc. (a)	28,200	7,254,450
Ardea Biosciences, Inc. (a)	17,200	343,140
Autoliv, Inc.	14,000	804,160
Baker Hughes, Inc.	3,000	144,810
Berkshire Hathaway, Inc. Class B (a)	44,000	3,437,280
BioMarin Pharmaceutical, Inc. (a)	33,000	721,050
C.H. Robinson Worldwide, Inc.	18,000	1,173,600
Capital One Financial Corp.	6,000	253,980
Caterpillar, Inc.	11,000	767,250
Chevron Corp.	39,000	2,972,190
Citrix Systems, Inc. (a)	62,000	3,411,240
Cloud Peak Energy, Inc.	15,000	230,250
Cognizant Technology Solutions Corp. Class A (a)	46,100	2,515,216
Comerica, Inc.	90,000	3,452,400
Concur Technologies, Inc. (a)	19,000	879,320
CSX Corp.	40,000	2,108,800
Cummins, Inc.	77,000	6,129,970
Cyberonics, Inc. (a)	12,000	285,840
Common Stocks - continued
	Shares	Value
United States of America - continued
Delphi Financial Group, Inc. Class A	59,000	$ 1,531,050
Dendreon Corp. (a)	4,000	131,640
Diamond Foods, Inc.	2,100	93,534
DigitalGlobe, Inc. (a)	9,000	245,340
Dr Pepper Snapple Group, Inc.	30,000	1,126,500
DSW, Inc. Class A (a)(f)	27,000	718,470
Eaton Corp.	7,000	549,220
eBay, Inc. (a)	110,000	2,300,100
Edwards Lifesciences Corp. (a)	59,000	3,410,200
EMC Corp. (a)	79,000	1,563,410
EnerSys (a)	14,000	339,080
Estee Lauder Companies, Inc. Class A	73,000	4,544,250
EXCO Resources, Inc.	35,000	507,850
Exxon Mobil Corp.	119,000	7,101,920
F5 Networks, Inc. (a)	5,000	439,150
Ford Motor Co. (a)	55,000	702,350
Forest Oil Corp. (a)	41,000	1,172,190
Fossil, Inc. (a)	34,000	1,346,400
Freeport-McMoRan Copper & Gold, Inc.	19,000	1,359,260
G-III Apparel Group Ltd. (a)	27,700	714,660
General Electric Co.	197,000	3,175,640
Genworth Financial, Inc. Class A (a)	11,000	149,380
Gilead Sciences, Inc. (a)	4,000	133,280
Halliburton Co.	11,400	340,632
ImmunoGen, Inc. (a)	19,000	179,170
Informatica Corp. (a)	2,200	66,286
iRobot Corp. (a)	51,500	1,048,540
J.B. Hunt Transport Services, Inc.	31,000	1,100,190
Jos. A. Bank Clothiers, Inc. (a)(f)	37,000	2,171,160
Kulicke & Soffa Industries, Inc. (a)	40,000	268,800
Mako Surgical Corp. (a)	45,300	496,941
MasterCard, Inc. Class A	3,000	630,120
Micromet, Inc. (a)	25,000	171,250
Micrus Endovascular Corp. (a)	27,000	628,020
MKS Instruments, Inc. (a)	7,000	150,220
Monolithic Power Systems, Inc. (a)	8,000	140,960
Morgan Stanley	15,300	412,947
NetApp, Inc. (a)	18,000	761,400
Neurocrine Biosciences, Inc. (a)	12,700	72,136
Newmont Mining Corp.	28,000	1,565,200
NuVasive, Inc. (a)	10,000	327,700
Occidental Petroleum Corp.	13,000	1,013,090
Common Stocks - continued
	Shares	Value
United States of America - continued
Oil States International, Inc. (a)	5,400	$ 248,076
OpenTable, Inc. (a)	12,000	536,400
Orthofix International NV (a)	9,000	272,520
PACCAR, Inc.	14,000	641,480
PDL BioPharma, Inc.	20,000	124,400
Perrigo Co.	53,000	2,968,530
Petrohawk Energy Corp. (a)	9,000	141,930
Phillips-Van Heusen Corp.	35,000	1,816,150
Polo Ralph Lauren Corp. Class A	18,000	1,422,180
Praxair, Inc.	9,000	781,380
Pride International, Inc. (a)	13,200	314,028
Public Storage	13,000	1,275,560
QEP Resources, Inc. (a)	21,000	722,820
Questar Corp.	49,000	806,050
Red Hat, Inc. (a)	21,000	675,150
Regal-Beloit Corp.	22,000	1,338,260
Roper Industries, Inc.	2,000	125,000
Salesforce.com, Inc. (a)	8,000	791,600
SanDisk Corp. (a)	6,200	270,940
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,000	333,810
Skyworks Solutions, Inc. (a)	160,000	2,804,800
Southwest Airlines Co.	104,000	1,253,200
Stericycle, Inc. (a)	8,000	504,000
Susser Holdings Corp. (a)	2,000	24,020
SVB Financial Group (a)	55,000	2,375,450
Symmetry Medical, Inc. (a)	45,000	437,850
Taleo Corp. Class A (a)	24,000	590,400
Targacept, Inc. (a)	6,000	129,780
Tempur-Pedic International, Inc. (a)	6,000	184,020
Tenneco, Inc. (a)	7,000	193,200
Teradyne, Inc. (a)	367,000	3,948,920
Thoratec Corp. (a)	17,000	625,260
TIBCO Software, Inc. (a)	11,000	149,160
TJX Companies, Inc.	96,000	3,985,920
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	15,400	389,004
Union Pacific Corp.	99,100	7,399,797
Viacom, Inc. Class B (non-vtg.)	13,800	455,952
Virgin Media, Inc.	35,800	770,774
VMware, Inc. Class A (a)	11,000	852,830
Volcano Corp. (a)	44,000	971,080
WebMD Health Corp. (a)	17,220	796,769
WMS Industries, Inc. (a)	66,000	2,541,660
Common Stocks - continued
	Shares	Value
United States of America - continued
Wright Medical Group, Inc. (a)	29,600	$ 462,056
Wyndham Worldwide Corp.	143,953	3,675,120
ZIOPHARM Oncology, Inc. (a)	77,000	287,980
TOTAL UNITED STATES OF AMERICA		139,842,808
TOTAL COMMON STOCKS (Cost $266,477,675)		293,702,462
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
ProSiebenSat.1 Media AG (Cost $607,794)	53,400	935,409
Nonconvertible Bonds - 12.9%
		Principal Amount (e)
Australia - 0.6%
Didon Tunisia Pty. Ltd. 4.0364% 3/13/12 (g)(h)		$ 100,000	88,018
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	329,125
Macquarie Bank Ltd. 1.056% 12/6/16 (h)	EUR	250,000	303,013
QBE Insurance Group Ltd. 6.125% 9/28/15	GBP	200,000	337,631
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	334,644
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	343,860
4.875% 11/19/19		600,000	632,794
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	526,908
TOTAL AUSTRALIA			2,895,993
Belgium - 0.1%
Anheuser-Busch InBev SA NV 4% 4/26/18	EUR	250,000	335,749
Fortis Banque SA 4.625% (Reg. S) (h)	EUR	200,000	222,873
TOTAL BELGIUM			558,622
Bermuda - 0.1%
Li & Fung Ltd. 5.25% 5/13/20		700,000	731,655
Cayman Islands - 0.3%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	200,000	244,043
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	487,071
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Cayman Islands - continued
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	300,000	$ 414,058
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	211,946
TOTAL CAYMAN ISLANDS			1,357,118
France - 1.3%
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	631,388
BNP Paribas SA 5.019% (h)	EUR	150,000	169,114
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (h)	EUR	50,000	50,016
Compagnie de St. Gobain:
1.06% 4/11/12 (h)	EUR	175,000	226,127
6% 5/20/13	EUR	50,000	70,700
Credit Agricole SA 7.875% (h)	EUR	200,000	269,793
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	349,656
Credit Logement SA:
1.319% (h)	EUR	150,000	152,492
4.604% (h)	EUR	250,000	257,685
EDF SA:
4.625% 9/11/24	EUR	150,000	203,727
6.95% 1/26/39 (g)		250,000	312,715
Eutelsat SA 4.125% 3/27/17	EUR	400,000	516,496
Lafarge SA 8.75% 5/30/17	GBP	250,000	447,797
Natixis SA 1.134% 1/26/17 (h)	EUR	100,000	118,201
Remy Cointreau SA 5.18% 12/15/16 (Reg. S)	EUR	400,000	527,857
Safran SA 4% 11/26/14	EUR	550,000	727,423
Societe Generale 0.881% 6/7/17 (h)	EUR	100,000	129,536
Societe Generale SCF 4% 7/7/16	EUR	450,000	626,730
Veolia Environnement 6.125% 11/25/33	EUR	250,000	386,202
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	324,384
TOTAL FRANCE			6,498,039
Germany - 0.5%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	278,422
Commerzbank AG:
4.125% 9/13/16 (h)	EUR	300,000	359,784
5.625% 11/29/17 (h)	EUR	100,000	128,276
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	339,817
Merck Financial Services GmbH 3.375% 3/24/15	EUR	300,000	401,820
SAP AG 3.5% 4/10/17	EUR	270,000	347,911
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Germany - continued
Thyssenkrupp AG 8% 6/18/14	EUR	200,000	$ 293,911
Volkswagen Bank GmbH 2.375% 6/28/13	EUR	250,000	325,702
TOTAL GERMANY			2,475,643
India - 0.0%
Export-Import Bank of India 0.7438% 6/7/12 (h)	JPY	20,000,000	225,178
Ireland - 0.3%
Allied Irish Banks PLC 11.5% 3/29/22	GBP	119,000	190,839
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	338,985	384,827
Bank of Ireland 10% 2/12/20	EUR	250,000	345,381
Bank of Moscow 6.699% 3/11/15 (Reg. S) (Issued by BOM Capital PLC for Bank of Moscow)		300,000	303,375
Hypo Real Estate International Trust I 5.864% (d)(h)	EUR	250,000	111,870
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	421,428
TOTAL IRELAND			1,757,720
Italy - 0.3%
Intesa Sanpaolo SpA:
3.75% 11/23/16	EUR	350,000	461,935
6.375% 11/12/17 (h)	GBP	150,000	236,709
Unione di Banche Italiane SCpA 4% 12/16/19	EUR	650,000	847,558
TOTAL ITALY			1,546,202
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	250,000	255,173
ORIX Corp. 4.71% 4/27/15		300,000	305,234
TOTAL JAPAN			560,407
Korea (South) - 0.7%
Export-Import Bank of Korea 5.875% 1/14/15		200,000	220,166
Hana Bank 4.5% 10/30/15 (Reg. S)		300,000	307,053
Hyundai Motor Manufacturing Czech 4.5% 4/15/15 (Reg. S)		600,000	610,716
Kookmin Bank 5.875% 6/11/12		200,000	211,836
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	206,207
Korea Hydro & Nuclear Power Co. Ltd. 6.25% 6/17/14		300,000	333,537
Korea National Housing Corp. 4.875% 9/10/14		500,000	520,913
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	454,982
5% 9/30/14 (Reg. S)		200,000	210,088
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Korea (South) - continued
Shinhan Bank 6% 6/29/12 (Reg. S)		$ 300,000	$ 318,891
Woori Bank 7.63% 4/14/15 (g)		250,000	268,991
TOTAL KOREA (SOUTH)			3,663,380
Luxembourg - 0.8%
Enel Finance International SA:
5.125% 10/7/19 (g)		350,000	365,283
6% 10/7/39 (Reg. S)		400,000	412,068
Gaz Capital SA (Luxembourg):
6.212% 11/22/16 (Reg. S)		250,000	259,505
6.58% 10/31/13	GBP	100,000	165,176
7.51% 7/31/13 (Reg S.)		200,000	218,534
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	325,613
7.125% 4/23/15	EUR	150,000	211,977
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)		800,000	798,240
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	453,585
Russian Standard Finance SA 7.5% 10/7/10 (Reg. S)		100,000	99,875
SES SA 4.625% 3/9/20	EUR	300,000	400,517
Telecom Italia Capital SA 7.175% 6/18/19		200,000	226,118
TOTAL LUXEMBOURG			3,936,491
Mexico - 0.1%
America Movil SAB de CV 5% 3/30/20 (g)		400,000	425,197
Netherlands - 0.4%
AI Finance BV 10.875% 7/15/12		100,000	76,079
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	359,747	228,489
Eureko BV 5.125% (h)	EUR	600,000	606,058
ING Bank NV 4.75% 5/27/19	EUR	200,000	286,522
KBC IFIMA NV 4.5% 9/17/14	EUR	250,000	336,344
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	434,974
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (h)	GBP	150,000	244,205
TOTAL NETHERLANDS			2,212,671
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Norway - 0.5%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	$ 279,329
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,040,087
TOTAL NORWAY			2,319,416
Portugal - 0.1%
Banco Santander Totta SA 0.991% 12/9/15 (h)	EUR	300,000	376,185
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	203,114
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	363,790
TOTAL RUSSIA			566,904
Singapore - 0.1%
Giti Tire Co. Ltd. 12.25% 1/26/12		250,000	244,565
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA 3.5% 7/26/13	EUR	500,000	657,915
BBVA Subordinated Capital SAU 0.9372% 10/21/15 (h)	GBP	300,000	458,328
Mapfre SA 5.921% 7/24/37 (h)	EUR	450,000	519,446
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (h)	GBP	100,000	163,338
Telefonica Emisiones SAU 4.693% 11/11/19	EUR	250,000	334,867
TOTAL SPAIN			2,133,894
Sweden - 0.2%
Nordea Bank AB 0.7372% 6/9/16 (h)		400,000	390,673
Svenska Handelsbanken AB:
0.6871% 3/15/16 (h)		200,000	195,102
3.75% 2/24/17	EUR	100,000	133,964
Swedbank AB 0.6251% 5/18/17 (h)		500,000	458,165
TOTAL SWEDEN			1,177,904
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	527,129
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC:
5.875% 10/27/16 (Reg. S)		300,000	312,090
6.5% 10/27/36		300,000	302,250
Emirates Bank International PJSC 4.9813% 4/30/12 (h)		229,000	223,298
TOTAL UNITED ARAB EMIRATES			837,638
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United Kingdom - 2.8%
3i Group PLC:
0.907% 6/8/12 (h)	EUR	400,000	$ 491,061
5.625% 3/17/17	EUR	150,000	187,654
Anglo American Capital PLC 9.375% 4/8/14 (g)		500,000	608,672
Bank of Scotland 6.375% 8/16/19	GBP	400,000	586,851
Barclays Bank PLC:
0.7134% 3/23/17 (h)		550,000	498,262
0.7372% 6/27/16 (g)(h)		100,000	91,480
4.875% (h)	EUR	350,000	358,100
6.75% 1/16/23 (h)	GBP	300,000	484,447
14% (h)	GBP	100,000	204,847
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	184,006
8.125% 11/15/13		200,000	235,738
BG Energy Capital PLC 3.375% 7/15/13	EUR	150,000	201,342
BP Capital Markets PLC 3.875% 3/10/15		650,000	621,373
Broadgate PLC 1.5316% 10/5/25 (h)	GBP	28,250	33,674
Credit Suisse London Branch 4.75% 8/5/19	EUR	300,000	415,783
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	436,605
EDF Energy Networks EPN PLC 6% 11/12/36	GBP	160,000	263,531
First Hydro Finance PLC 9% 7/31/21	GBP	200,000	358,433
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	226,464
8.375% 2/17/16	EUR	600,000	967,986
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	179,022
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	162,839
7.125% 12/1/37 (g)		200,000	208,058
National Express Group PLC 6.25% 1/13/17	GBP	150,000	246,066
Nationwide Building Society:
0.952% 12/22/16 (h)	EUR	150,000	174,747
3.375% 8/17/15 (h)	EUR	455,000	562,448
Northern Rock PLC 0.6178% 10/21/10 (h)		250,000	245,953
Old Mutual PLC:
4.5% 1/18/17 (h)	EUR	450,000	537,610
7.125% 10/19/16	GBP	200,000	340,274
Rexam PLC 4.375% 3/15/13	EUR	250,000	337,242
Royal Bank of Scotland PLC:
0.7275% 4/11/16 (h)		250,000	197,500
5.75% 5/21/14	EUR	250,000	344,763
6.934% 4/9/18	EUR	300,000	408,097
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	525,084
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United Kingdom - continued
Society of Lloyd's 6.875% 11/17/25 (h)	GBP	200,000	$ 327,899
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	250,000	354,328
Tesco PLC 5.875% 9/12/16	EUR	100,000	150,096
UBS AG Jersey Branch:
0.6747% 4/18/16 (h)		250,000	236,395
0.833% 11/17/15 (h)	EUR	350,000	448,636
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	143,693
Virgin Media Secured Finance PLC 7% 1/15/18	GBP	100,000	163,310
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	249,367
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	238,902
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	176,515
TOTAL UNITED KINGDOM			14,415,153
United States of America - 2.8%
Altria Group, Inc.:
8.5% 11/10/13		210,000	249,303
9.25% 8/6/19		400,000	514,651
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20		340,000	375,627
Bank of America Corp.:
4.5% 4/1/15		400,000	413,305
4.75% 5/6/19	EUR	250,000	318,586
7.375% 5/15/14		65,000	74,532
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	600,000	622,793
Comcast Corp. 6.4% 3/1/40		300,000	332,420
Credit Suisse New York Branch 5% 5/15/13		400,000	433,007
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	424,557
Dominion Resources, Inc. 6.3% 9/30/66 (h)		190,000	178,838
Dow Chemical Co. 8.55% 5/15/19		280,000	349,684
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	262,548
General Electric Capital Corp. 5.9% 5/13/14		160,000	178,857
General Electric Co. 5.25% 12/6/17		200,000	220,463
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	311,579
Goldman Sachs Group, Inc.:
4.75% 10/12/21	EUR	150,000	182,311
6% 5/1/14		150,000	165,503
6.15% 4/1/18		200,000	215,754
JPMorgan Chase & Co.:
4.95% 3/25/20		120,000	126,324
5.25% 5/8/13	EUR	250,000	350,279
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United States of America - continued
KeyBank NA:
0.815% 11/21/11 (h)	EUR	50,000	$ 62,250
0.847% 2/9/12 (h)	EUR	510,000	625,298
Liberty Mutual Group, Inc. 5.75% 3/15/14 (g)		250,000	260,894
Merck & Co., Inc. 5.85% 6/30/39		300,000	349,997
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	351,465
6.15% 4/25/13		500,000	544,610
6.75% 5/21/13	EUR	150,000	212,728
Morgan Stanley 1.161% 7/20/12 (h)	EUR	430,000	536,614
Pfizer, Inc. 6.2% 3/15/19		1,200,000	1,456,340
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	124,591
PPL Energy Supply LLC 6.5% 5/1/18		160,000	178,947
Roche Holdings, Inc. 6% 3/1/19 (g)		150,000	176,959
SLM Corp. 0.919% 12/15/10 (h)	EUR	200,000	255,282
Southeast Supply Header LLC 4.85% 8/15/14 (g)		300,000	317,993
Sprint Capital Corp. 8.75% 3/15/32		325,000	329,469
Time Warner Cable, Inc. 8.25% 2/14/14		200,000	238,472
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	272,997
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	582,337
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	750,253
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (g)		400,000	442,760
Xerox Corp. 8.25% 5/15/14		100,000	118,636
TOTAL UNITED STATES OF AMERICA			14,489,813
TOTAL NONCONVERTIBLE BONDS (Cost $63,908,491)			65,932,917
Government Obligations - 21.8%

Brazil - 0.0%
Brazilian Federative Republic 4.875% 1/22/21		100,000	103,750
Canada - 0.7%
Canadian Government 5.25% 6/1/12	CAD	850,000	884,465
Ontario Province 4.4% 6/2/19	CAD	2,700,000	2,739,872
TOTAL CANADA			3,624,337
Government Obligations - continued
		Principal Amount (e)	Value
France - 2.8%
French Republic:
OAT 3.5% 4/25/20	EUR	9,675,000	$ 13,191,847
3.75% 10/25/19	EUR	600,000	837,962
TOTAL FRANCE			14,029,809
Germany - 2.0%
German Federal Republic:
2.25% 4/10/15	EUR	300,000	401,269
3% 7/4/20	EUR	550,000	737,316
4.75% 7/4/40	EUR	2,550,000	4,177,926
5.625% 1/4/28	EUR	2,960,000	5,042,566
TOTAL GERMANY			10,359,077
Ireland - 0.2%
Irish Republic 5% 10/18/20	EUR	750,000	965,020
Japan - 11.9%
Japan Government:
Inflation-Indexed Bond 1.1% 12/10/16	JPY	264,063,000	3,008,042
0.6% 12/15/10	JPY	958,000,000	11,104,154
0.9% 6/20/13	JPY	110,000,000	1,299,190
1.1% 12/20/12	JPY	18,700,000	221,241
1.3% 3/20/15	JPY	1,040,000,000	12,575,546
1.3% 6/20/20	JPY	1,005,000,000	11,889,955
1.7% 9/20/17	JPY	201,000,000	2,501,656
1.9% 6/20/16	JPY	549,250,000	6,892,873
1.9% 3/20/29	JPY	976,500,000	11,644,490
TOTAL JAPAN			61,137,147
Poland - 0.8%
Polish Government 5.5% 4/25/15	PLN	13,050,000	4,263,331
Spain - 1.0%
Spanish Kingdom 4% 4/30/20	EUR	3,750,000	4,833,066
United Kingdom - 0.3%
UK Treasury GILT:
4% 9/7/16	GBP	390,000	662,139
4.25% 6/7/32	GBP	350,000	550,203
4.75% 12/7/38	GBP	250,000	423,115
TOTAL UNITED KINGDOM			1,635,457
Government Obligations - continued
		Principal Amount (e)	Value
United States of America - 2.1%
Federal Home Loan Bank 3.625% 10/18/13		$ 300,000	$ 324,533
Freddie Mac 2.125% 9/21/12		650,000	669,085
U.S. Treasury Bonds:
3.5% 2/15/39		900,000	825,469
4.375% 11/15/39		530,000	565,278
U.S. Treasury Notes:
2.375% 2/28/15		1,650,000	1,718,838
3.375% 11/15/19		210,000	218,909
3.5% 5/15/20		550,000	577,500
3.625% 2/15/20		5,250,000	5,572,382
TOTAL UNITED STATES OF AMERICA			10,471,994
TOTAL GOVERNMENT OBLIGATIONS (Cost $100,954,669)			111,422,988
Asset-Backed Securities - 0.2%

Clock Finance BV Series 2007-1 Class B2, 0.915% 2/25/15 (h)	EUR	100,000	113,391
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.383% 3/10/17 (h)	EUR	100,000	31,763
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	248,467	415,131
TS Co.mit One GmbH Series 1 Class C, 1.048% 6/29/13 (h)	EUR	78,654	66,634
VCL No. 11 Ltd. Class A, 1.711% 8/21/15 (h)	EUR	141,020	184,655
Volkswagen Car Lease Series 9 Class B, 0.791% 10/21/13 (h)	EUR	101,531	131,586
TOTAL ASSET-BACKED SECURITIES (Cost $1,148,685)			943,160
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.953% 2/17/52 (h)	EUR	100,000	124,214
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 1.04% 4/12/56 (h)	EUR	86,463	70,015
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.255% 7/15/40 (h)	EUR	150,000	$ 189,927
Storm BV Series 2010-1 Class A2, 1.732% 3/22/52 (h)	EUR	500,000	645,040
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,125,815)			1,029,196
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 0.914% 8/18/17 (h)	EUR	168,404	185,469
Ireland - 0.0%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.101% 7/20/16 (h)	EUR	171,556	189,874
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.686% 7/22/43 (h)	EUR	100,000	72,219
United Kingdom - 0.2%
Eddystone Finance PLC Series 2006-1:
Class A2, 0.8628% 4/19/21 (h)	GBP	150,000	207,029
Class B, 1.0328% 4/19/21 (h)	GBP	100,000	135,663
Enterprise Inns PLC 6.5% 12/6/18	GBP	175,000	224,588
London & Regional Debt Securitisation No. 1 PLC Class A, 0.8609% 10/15/14 (h)	GBP	100,000	138,411
REC Plantation Place Ltd. Series 5 Class A, 0.9713% 7/25/16 (Reg. S) (h)	GBP	97,147	131,035
TOTAL UNITED KINGDOM			836,726
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,486,124)			1,284,288
Supranational Obligations - 0.0%

Eurasian Development Bank 7.375% 9/29/14 (Reg. S) (Cost $200,000)		200,000	212,500
Preferred Securities - 0.1%
	Principal Amount (e)	Value
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h)	$ 400,000	$ 196,147
United States of America - 0.1%
UBS Preferred Funding Trust 1 8.622% (h)	350,000	361,900
TOTAL PREFERRED SECURITIES (Cost $663,295)		558,047
Equity Funds - 2.1%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $6,195,936)	57,500	10,723,750
Fixed-Income Funds - 1.0%

Fidelity High Income Central Fund 1 (i) (Cost $5,064,957)	54,414	5,115,961
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.24% (b)	19,459,373	19,459,373
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	4,926,419	4,926,419
TOTAL MONEY MARKET FUNDS (Cost $24,385,792)		24,385,792
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $472,219,233)		516,246,470
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(3,988,370)
NET ASSETS - 100%		$ 512,258,100
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PLN	-	Polish zloty (new)
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,846,598 or 0.8% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,874
Fidelity Emerging Markets Equity Central Fund	111,065
Fidelity High Income Central Fund 1	10,675
Fidelity Securities Lending Cash Central Fund	41,053
Total	$ 189,667
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 16,816,665	$ 8,813,410	$ 16,869,635	$ 10,723,750	2.9%
Fidelity High Income Central Fund 1	-	5,064,957	-	5,115,961	0.9%
Total	$ 16,816,665	$ 13,878,367	$ 16,869,635	$ 15,839,711
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 139,842,808	$ 139,842,808	$ -	$ -
Japan	32,173,658	26,650,638	5,523,020	-
United Kingdom	23,886,640	16,855,932	7,030,708	-
Canada	18,859,922	18,859,922	-	-
France	12,222,386	11,061,244	1,161,142	-
Australia	10,797,156	9,289,210	1,507,946	-
Germany	10,589,492	10,589,492	-	-
Switzerland	8,234,641	7,179,549	1,055,092	-
Spain	5,270,673	4,839,720	430,953	-
Other	32,760,495	25,776,279	6,984,216	-
Corporate Bonds	65,932,917	-	65,899,243	33,674
Government Obligations	111,422,988	-	111,422,988	-
Asset-Backed Securities	943,160	-	763,135	180,025
Collateralized Mortgage Obligations	1,029,196	-	1,029,196	-
Commercial Mortgage Securities	1,284,288	-	946,224	338,064
Supranational Obligations	212,500	-	212,500	-
Fixed-Income Funds	5,115,961	5,115,961	-	-
Preferred Securities	558,047	-	558,047	-
Equity Central Funds	10,723,750	10,723,750	-	-
Money Market Funds	24,385,792	24,385,792	-	-
Total Investments in Securities:	$ 516,246,470	$ 311,170,297	$ 204,524,410	$ 551,763
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 169,346
Total Realized Gain (Loss)	(415,981)
Total Unrealized Gain (Loss)	546,782
Cost of Purchases	-
Proceeds of Sales	(203,189)
Amortization/Accretion	7,485
Transfers in to Level 3	447,320
Transfers out of Level 3	-
Ending Balance	$ 551,763
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 49,843

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $474,300,673. Net unrealized appreciation aggregated $41,945,797, of which $54,375,651 related to appreciated investment securities and $12,429,854 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2010